Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2022	Mar. 31, 2021
Cash flows from operating activities:
Net loss	$ (6,504,495)	$ (18,855,710)	$ (84,424,529)	$ (124,264,230)
Adjustments:
Depreciation of property, plant and equipment	401,548	755,675	2,723,751	3,961,317
Non-cash lease expense	157,881	96,290	710,984	320,669
Changes in operating assets and liabilities	(828,526)	(4,424,058)	(3,163,414)	(13,811,460)
Amortization of intangible assets	479,209	491,565	3,356,728	15,100,717
Share-based payment	2,706,153	3,080,269	7,816,845	9,885,138
Impairment loss on goodwill			3,288,847	26,898,016
Income taxes paid	0	(12,098)
Impairment loss on inventories	3,079,997	0	3,772,066	18,962,254
Expected credit losses	15,000	37,485	1,675,390	6,995,747
Non-employee compensation related to warrants	0	92,685	178,917	1,903,571
Loss on issuance of derivatives	2,126,955	0
Net finance expense	915,098	350,777	2,136,855	961,036
Unrealized foreign exchange (gain) loss	(137,909)	868,195	(117,297)	(1,794,737)
Change in revaluation of marketable securities	0	12,212	107,203	(169,216)
Interest received	0	5,303	8,649	37,911
Interest paid	0	(302,781)	(970,900)	(689,574)
Revaluation of derivatives	(9,523,700)	(1,933,330)	(7,035,118)	(7,974,549)
Impairment loss on property, plant and equipment	815,661	529,732	14,765,582	10,747,692
Impairment loss on right-of-use assets				107,650
Impairment loss on intangibles			1,527,000
Payment of lease liabilities	0	(74,304)	(703,686)	(343,064)
Income tax expense	0	12,098	0	(3,477,711)
Net gains from sale of property, plant and equipment	(85,002)	0	0	(2,635)
Net cash used in operating activities	(7,197,791)	(19,269,995)	(54,346,127)	(56,645,458)
Cash flows from investing activities:
Maturity of previously restricted short-term investments			0	9,037
Acquisition of a subsidiary, net of cash acquired			0	(3,137,242)
Acquisition of property, plant and equipment	0	(470,408)	(1,938,870)	(6,618,016)
Acquisition of intangible assets	0	(73,679)	(432,714)	(389,784)
Proceeds from sale of property, plant and equipment			0	14,503
Sales of Acasti shares			44,360	0
Net cash used in investing activities:	0	(544,087)	(2,327,224)	(10,121,502)
Cash flows from financing activities:
Repayment of loans and borrowings			0	(2,457,839)
Withholding taxes paid pursuant to the settlement of non-treasury RSUs	0	(978,697)	(1,411,515)	(717,135)
Issuance of shares and warrants costs	(465,211)	0	(636,847)	(6,174,452)
Proceeds from exercise of options and pre-funded warrants	65	0	650	7,478,960
Net cash provided by (used in) financing activities:	4,534,856	(978,697)	5,952,288	115,000,959
Foreign exchange loss on cash and cash equivalents	168,562	132,415	(389,485)	(185,672)
Net decrease in cash and cash equivalents	(2,494,373)	(20,660,364)	(51,110,548)	48,048,327
Cash and cash equivalents, beginning of period	8,726,341	59,836,889	59,836,889	11,788,562
Cash and cash equivalents as at June 30, 2022 and 2021	6,231,968	39,176,525	8,726,341	59,836,889
Cash and cash equivalents is comprised of:
Cash and cash equivalents	6,231,968	39,176,525	8,726,341	59,836,889
At-The-Market Offering
Cash flows from financing activities:
Net proceeds from share issuance			0	13,736,868
Direct Offering
Cash flows from financing activities:
Proceeds from the issuance of shares and warrants through a Direct Offering	$ 5,000,002	$ 0	8,000,000	12,833,713
Private Placement
Cash flows from financing activities:
Proceeds from the issuance of shares and warrants through a Direct Offering			0	35,300,844
Registered Direct Offering Priced At-the-market and Concurrent Private Placement
Cash flows from financing activities:
Proceeds from the issuance of shares and warrants through a Direct Offering			$ 0	$ 55,000,000